Commitments and Contingencies (Details Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitments renewal month	2010-04
Original decrease of base rent percentage	6.00%
Annual increase in base rent, in percent	3.00%
Operating lease expiration date	Oct. 31, 2016
Origination date of office sub-lease	2015-08
Office sub-lease expiration date	Oct. 31, 2016
Operating Leases, Rent Expense, Sublease Rentals	$ 97